RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 (Details) - Telefnica Mviles Argentina S.A. $ in Millions, $ in Millions	Feb. 24, 2025 loan shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 ARS ($)
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Number of ordinary shares acquired | shares	86,460,983,849
Percentage of interest on stake	99.99963%
Total consideration		$ 1,245	$ 1,539,116
Number of loans taken | loan	2
Borrowings with TMA
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Purchase consideration, debt assumed		126	155,657
Borrowings through syndicated and bilateral loans
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Purchase consideration, debt assumed		$ 1,119	$ 1,383,459